North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.2%
	BERMUDA - 2.5%
6,359	Everest Re Group, Ltd.	$1,661,925.00

	CANADA - 1.2%
8,864	Agnico Eagle Mines Ltd.	381,063
121,217	Kinross Gold Corp.	415,558
		796,621
	CAYMAN ISLANDS - 4.2%
38,764	Alibaba Group Holding Ltd. *	459,742
57,506	Baidu, Inc. *	970,655
254,800	Sands China Ltd. *	597,246
28,806	Trip.com Group Ltd. - ADR *	742,619
		2,770,262
	FRANCE - 11.9%
21,408	Accor SA *	553,125
54,355	AXA SA	1,247,171
46,598	Bureau Veritas SA	1,282,549
15,908	Danone	874,881
16,939	Sanofi	1,682,941
29,252	SCOR SE	512,582
33,259	TotalEnergies SE	1,691,452
		7,844,701
	GERMANY - 8.7%
3,323	adidas AG	569,892
8,606	Continental AG *	608,840
29,401	Daimler Truck Holding AG	799,007
17,373	Deutsche Post AG	690,708
14,234	Fresenius Medical Care AG & Co. KGaA	526,048
13,284	SAP SE	1,231,149
11,345	Siemens AG *	1,258,533
		5,684,177
	INDIA - 1.4%
14,299	HDFC Bank Ltd. - ADR	897,977

	IRELAND - 7.3%
18,890	CRH Public Limited Co.	722,544
1,132	Linde Public Limited Co.	341,765
19,423	Medtronic, PLC	1,797,016
9,316	Willis Towers Watson Public Limited Co.	1,927,853
		4,789,178
	ISRAEL - 2.2%
11,722	Check Point Software Technologies Ltd. *	1,460,561

	JAPAN - 14.2%
87,696	Astellas Pharma Inc.	1,372,819
16,287	Daito Trust Construction Co., Ltd.	1,537,708
33,639	Japan Exchange Group Inc.	531,892
66,014	KUBOTA CORP.	1,085,877
30,408	Makita Corp.	737,682
859	Nintendo Co., Ltd.	384,634
38,491	Sekisui House, Ltd.	680,051
42,601	Sumitomo Mitsui Trust Holdings, Inc.	1,393,518
27,098	Tokio Marine Holdings, Inc.	1,577,719
		9,301,900
	NETHERLANDS - 7.0%
13,285	Akzo Nobel N.V.	893,152
19,806	Euronext NV	1,608,884
21,024	Heineken N.V.	2,064,947
		4,566,983
	REPUBLIC OF KOREA - 4.1%
16,252	Hana Financial Group, Inc.	465,379
34,026	KB Financial Group Inc. *	1,269,001
843	Samsung Electronics Co., Ltd. - ADR	982,938
		2,717,318
	SINGAPORE - 1.7%
160,881	Singapore Exchange Ltd.	1,152,977

	SPAIN - 1.0%
5,237	Aena SME, S.A.*	658,352

	SWEDEN - 1.2%
33,221	ASSA ABLOY AB - Class B	780,982

	SWITZERLAND - 13.5%
10,941	Chubb Ltd.	2,063,910
29,922	Julius Baer Group Ltd.	1,540,346
10,482	Nestle S.A.	1,282,265
16,402	Novartis AG	1,408,003
1,884	Roche Holding AG	624,273
4,514	Zurich Insurance Group AG	1,967,599
		8,886,396
	UNITED KINGDOM - 13.1%
3,654	Aon PLC - Class A	1,063,460
33,884	BP PLC - ADR	995,512
34,918	Diageo PLC	1,650,754
79,878	GSK PLC	1,680,536
83,228	Haleon PLC	295,755
49,979	Liberty Global PLC - Class A *	1,087,543
717,027	Lloyds Banking Group PLC	395,079
37,154	Smiths Group PLC	697,924
49,108	Vodafone Group PLC - ADR	724,834
		8,591,397
	TOTAL COMMON STOCKS
	(Cost $69,091,791)	62,561,707

	PREFERRED STOCK - 1.3%
	GERMANY - 1.3%
13,178	Henkel AG & Co. KGaA	838,819

	TOTAL PREFERRED STOCK
	(Cost $1,201,653)	838,819

	SHORT-TERM INVESTMENT - 3.2%
2,067,694	First American Treasury Obligations Fund - Class X, 1.58% [1]	2,067,694
	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,067,694)	2,067,694

	TOTAL INVESTMENTS - 99.7%
	(Cost $72,361,138)	65,468,220
	Other Assets in Excess of Liabilities - 0.3%	228,701
	TOTAL NET ASSETS - 100.0%	$65,696,921

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PLC - Public Limited Company

*	Non-Income producing security.
[1]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Altrinsic International Equity Fund
SUMMARY OF INVESTMENTS
July 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	32.4%
Health Care	13.8%
Consumer Staples	9.4%
Industrials	12.2%
Communication Services	4.8%
Information Technology	5.6%
Consumer Discretionary	6.4%
Materials	4.2%
Energy	4.1%
Real Estate	2.3%
Total Common Stocks	95.2%
Preferred Stock	1.3%
Short-Term Investment	3.2%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.03%
Total Net Assets	100.0%

North Square Altrinsic International Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Bermuda	$1,661,925	$-	$-	$1,661,925
Canada	796,621	-	-	796,621
Cayman Islands	2,770,262	-	-	2,770,262
France	7,844,701	-	-	7,844,701
Germany	5,684,177	-	-	5,684,177
India	897,977	-	-	897,977
Ireland	4,789,178	-	-	4,789,178
Israel	1,460,561	-	-	1,460,561
Japan	9,301,900	-	-	9,301,900
Netherlands	4,566,983	-	-	4,566,983
Republic of Korea	2,717,318	-	-	2,717,318
Singapore	1,152,977	-	-	1,152,977
Spain	658,352	-	-	658,352
Sweden	780,982	-	-	780,982
Switzerland	8,886,396	-	-	8,886,396
United Kingdom	8,591,397	-	-	8,591,397
Preferred Stock	838,819	-	-	838,819
Short-Term Investment	2,067,694	-	-	2,067,694
Total Investments	$65,468,220	$-	$-	$65,468,220

* The Fund did not hold any Level 2 securities at period end.
** The Fund did not hold any Level 3 securities at period end.